BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

   Shares                                                               Value
------------                                                         -----------
              Common Stocks (98.2%)

              AUSTRALIA (0.6%)

               BANKING

       1,900  National Australia Bank, Ltd. .......................  $    26,394
                                                                     -----------
              CONSUMER GOODS

       7,000   Coca-Cola Amatil, Ltd. .............................       14,249
                                                                     -----------
              SERVICES

       3,500   Lend Lease Corp. ...................................       40,974
      23,000   Pasminco, Ltd. .....................................        9,538
                                                                     -----------
                                                                          50,512
                                                                     -----------

              TELECOMMUNICATIONS

      10,000   Cable and Wireless Optus ...........................       21,180
                                                                     -----------
              Total Australia .....................................      112,335
                                                                     -----------

              FINLAND (1.4%)

              MULTI-INDUSTRY

       5,900   Nokia AB ...........................................      242,805
                                                                     -----------
              Total Finland .......................................      242,805
                                                                     -----------

              FRANCE (6.4%)

              BANKING

       1,360   Banque National de Paris CI ........................      117,270
                                                                     -----------
              CAPITAL EQUIPMENT

       2,350   Alcatel ............................................      143,401
                                                                     -----------
              ELECTRONIC SEMI-CONDUCTOR

       2,300   STMicroelectronics .................................      119,456
                                                                     -----------
              ENERGY

       1,745   Total Fina SA ......................................      249,693
                                                                     -----------
              PHARMACEUTICALS

       2,700   Aventis SA .........................................      194,777
                                                                     -----------
              SERVICES

       2,575   Accor SA ...........................................      104,244
       1,210   Suez Lyonnaise Des Eaux ............................      184,640
                                                                     -----------
                                                                         288,884
                                                                     -----------
              Total France ........................................    1,113,481
                                                                     -----------
              GERMANY (2.1%)

              BANKING

       2,300   Bayer Vereinsbank ..................................      126,295
         750   Deutsche Pfandbrief-und
                 Hypothekenbank AG ...............................        55,250
                                                                     -----------
                                                                         181,545
                                                                     -----------
               INSURANCE

         570   Allianz AG Registered ..............................      193,746
                                                                     -----------
              Total Germany .......................................      375,291
                                                                     -----------
              HONG KONG (0.7%)

              MULTI-INDUSTRY

      15,400   Li & Fung, Ltd. ....................................       28,632
                                                                     -----------

              TELECOMMUNICATIONS

      14,500   China Telecom ......................................       92,961
                                                                     -----------
              Total Hong Kong .....................................      121,593
                                                                     -----------
              IRELAND (1.6%)

              BANKING

      18,700   Allied Irish Banks, Plc. ...........................      190,447
                                                                     -----------
              PHARMACEUTICALS

       1,600   Elan Corp., Plc. ADR* ..............................       83,100
                                                                     -----------
              Total Ireland .......................................      273,547
                                                                     -----------
              ITALY (3.2%)

              FINANCE

      10,700   Banca Fideuram SpA .................................      164,548
       6,900   Mediolanum SpA .....................................      101,134
                                                                     -----------
                                                                         265,682
                                                                     -----------
              INSURANCE

       3,880   Assicurazioni Generali .............................      127,602
                                                                     -----------
              TELECOMMUNICATIONS

       8,900   Telecom Italia Mobile SpA ..........................       75,685
       8,200   Telecom Italia SpA .................................       94,995
                                                                     -----------
                                                                         170,680
                                                                     -----------
              Total Italy .........................................      563,964
                                                                     -----------

                           BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

   Shares                                                               Value
------------                                                         -----------
              JAPAN (11.5%)

              BANKING

           9   Mizuho Holdings, Inc.* .............................  $    69,190
       6,000   Sumitomo Trust and
                 Banking Co., Ltd. ................................       72,846
                                                                     -----------
                                                                         142,036
                                                                     -----------

              CAPITAL GOODS/DURABLES

       2,000   Fujitsu, Ltd. ......................................       35,626
       5,000   Matsushita Electric Works ..........................       58,872
                                                                     -----------
                                                                          94,498
                                                                     -----------
              CHEMICALS

       1,000   Shin-Etsu Chemical Co. .............................       41,050
                                                                     -----------
              CONSUMER ELECTRONICS

       1,000   Sony Corp. .........................................       79,901
                                                                     -----------
              CONSUMER GOODS

       4,000   Kirin Brewery Co., Ltd. ............................       41,710
      12,000   Nissan Motor Co. ...................................       82,357
                                                                     -----------
                                                                         124,067
                                                                     -----------
              CONSUMER NON-DURABLES

       2,000   Kao Corp. ..........................................       59,926
         300   Nintendo Co., Ltd. .................................       49,617
                                                                     -----------
                                                                         109,543
                                                                     -----------
              ELECTRIC COMPONENTS

       1,000   Matsushita Communications
                 Industrial Co., Ltd. .............................      131,030
         500   Rohm Co., Ltd. .....................................      126,037
                                                                     -----------
                                                                         257,067
                                                                     -----------
              FINANCE

       3,000   Nomura Securities Co., Ltd. ........................       63,637
       1,000   Orix Corp. .........................................      104,916
                                                                     -----------
                                                                         168,553
                                                                     -----------
              MACHINERY/EQUIPMENT

       8,000   Mitsubishi Heavy Industries ........................       31,081
                                                                     -----------
              MATERIALS

       5,000   Kinden Corp. .......................................       32,803
      12,000   Sumitomo Chemical Co. ..............................       59,156
      10,000   Sumitomo Metal & Mining Co. ........................       51,587
                                                                     -----------
                                                                         143,546
                                                                     -----------
              MEDIA

           3   Fuji Television Network ............................       32,987
                                                                     -----------
              MULTI-INDUSTRY

         250   Shohkoh Fund & Co. .................................       20,525
       1,000   Softbank Corp. .....................................       60,017
       8,000   Sumitomo Corp. .....................................       70,372
                                                                     -----------
                                                                         150,914
                                                                     -----------
              PHARMACEUTICALS

       2,000   Yamanouchi Pharmaceutical
                 Co., Ltd. ........................................       90,530
                                                                     -----------
              PRECISION INSTRUMENTS

       1,000   Hoya Corp. .........................................       82,650

                                                                     -----------
              REAL ESTATE

         400   Oriental Land Co., Ltd. ............................       24,190
                                                                     -----------

              RETAIL

       1,000   Ito-Yokado Co., Ltd. ...............................       45,173
                                                                     -----------
              SERVICES

       2,000   Credit Saison Co., Ltd. ............................       42,333
      36,000   Kawasaki Kisen Kaisha, Ltd. ........................       64,654
      10,000   Toei Co. ...........................................       40,409
      15,000   Tokyu Corp. ........................................       77,519
                                                                     -----------
                                                                         224,915
                                                                     -----------
              TECHNOLOGY

         220  Internet Initiative

               Japan, Inc. ADR* ...................................        5,500
                                                                     -----------
              TELECOMMUNICATIONS

           5   Nippon Telegraph & Telephone .......................       45,494
           4   NTT Docomo, Inc. ...................................       98,593
                                                                     -----------
                                                                         144,087
                                                                     -----------
              TRANSPORTATION

       7,000   Nippon Express Co. .................................       42,012
                                                                     -----------
              Total Japan .........................................    2,034,300
                                                                     -----------
              NETHERLANDS (1.6%)

              CONSUMER GOODS

       3,000   Heineken NV ........................................      162,950
                                                                     -----------
              ELECTRIC COMPONENTS

       2,910   Philips Electronics* ...............................      114,373
                                                                     -----------
              Total Netherlands ...................................      277,323
                                                                     -----------

                           BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

   Shares                                                               Value
------------                                                         -----------

              SINGAPORE (0.3%)

              ELECTRIC COMPONENTS

         600   Chartered Semiconductors ADR* ......................  $    27,900
                                                                     -----------
              SERVICES

       3,000   Singapore Airlines .................................       30,063
                                                                     -----------
              Total Singapore .....................................       57,963
                                                                     -----------
              SOUTH KOREA (1.1%)

              ELECTRIC COMPONENTS

       1,100   Samsung Electronics, Ltd., GDR .....................       81,125
                                                                     -----------
              MATERIALS

       2,400   Pohang Iron & Steel Ltd., ADR* .....................       37,950
                                                                     -----------
              TELECOMMUNICATIONS

       3,000   SK Telecom, Ltd. ...................................       75,188
                                                                     -----------
              Total South Korea ...................................      194,263
                                                                     -----------
              SPAIN (2.1%)

              BANKING

      12,052   Banco Santander SA .................................      116,810
                                                                     -----------
              FINANCE

       9,640   Banco Bilbao Vizcaya SA ............................      128,449
                                                                     -----------
              TELECOMMUNICATIONS

       6,435   Telefonica CA ......................................      122,717
                                                                     -----------
              Total Spain .........................................      367,976
                                                                     -----------
              SWEDEN (1.6%)

              CAPITAL EQUIPMENT

       2,870   Atlas Copco AB .....................................       60,885
      10,700   Ericsson (LM) Telephone Co.
                 Class 'B' ........................................      142,405
                                                                     -----------
                                                                         203,290
                                                                     -----------
              CONSUMER DURABLES

       5,950   Electrolux AB ......................................       75,020
                                                                     -----------
              Total Sweden ........................................      278,310
                                                                     -----------
              SWITZERLAND (1.4%)

              PHARMACEUTICALS

         165   Novartis AG Registered .............................      250,337
                                                                     -----------
              Total Switzerland ...................................      250,337
                                                                     -----------
              UNITED KINGDOM (10.0%)

              BANKING

      18,500   Lloyds TSB Group, Plc. .............................      188,428
                                                                     -----------
              BASIC MATERIALS

       6,500   Rio Tinto, Plc. ....................................      105,154
                                                                     -----------
              ENERGY

      27,600   BP Amoco, Plc. .....................................      234,062

      21,300   Shell Transport & Trading Co., Plc. ................      171,364
                                                                     -----------
                                                                         405,426
                                                                     -----------
              FOOD & BEVERAGES

      12,600   Diageo, Plc ........................................      118,920
                                                                     -----------
              LEISURE

       9,528   Granada Compass ....................................       82,116
                                                                     -----------
              MEDIA

       5,900   Pearson, Plc. ......................................      158,280
                                                                     -----------
              PHARMACEUTICALS

       7,400   Glaxo Wellcome, Plc. ...............................      213,015
                                                                     -----------
              SERVICES

       8,200   BAA, Plc. ..........................................       68,172
      27,500   British Airways ....................................      122,891
                                                                     -----------
                                                                         191,063
                                                                     -----------
              TELECOMMUNICATIONS

      12,900   British Telecom, Plc. ..............................      151,230
      37,000   Vodafone Airtouch, Plc. ............................      153,937
                                                                     -----------
                                                                         305,167
                                                                     -----------
              Total United Kingdom ................................    1,767,569
                                                                     -----------
              UNITED STATES (52.6%)

              BASIC MATERIALS

       2,640   Alcoa, Inc. ........................................       75,735
       2,190   International Paper Co. ............................       80,209
                                                                     -----------
                                                                         155,944
                                                                     -----------
              CAPITAL GOODS/DURABLES

       2,210   Dover Corp. ........................................       93,787
       9,000   General Electric Co. ...............................      493,313
       2,180   Illinois Tool Works, Inc. ..........................      121,126
       2,000   Solectron Corporation ..............................       88,000
                                                                     -----------
                                                                         796,226
                                                                     -----------

                           BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

   Shares                                                               Value
------------                                                         -----------
              CONSUMER NON-DURABLES

       1,790   Avon Products, Inc. ................................  $    86,815
       2,700   Coca Cola Co. ......................................      163,013
       2,580   Estee Lauder Companies, Inc. .......................      119,809
       1,670   Procter & Gamble Co. ...............................      119,301
                                                                     -----------
                                                                         488,938
                                                                     -----------
              ENERGY

       3,972   Exxon Mobile Corp. .................................      354,253
                                                                     -----------
              FINANCE

       1,990   American Express Co. ...............................      119,400
       3,265   American International Group .......................      319,970
       4,450   Bank of New York Co, Inc. ..........................      256,153
       5,129   Citigroup, Inc. ....................................      269,914
       2,260   Fannie Mae .........................................      174,020
       5,510   Fleetboston Financial Corp. ........................      209,380
       2,360   Merrill Lynch & Co., Inc. ..........................      165,200
       1,750   SunTrust Banks, Inc. ...............................       85,422
                                                                     -----------
                                                                       1,599,459
                                                                     -----------
              HEALTH CARE

       4,550   Bristol Myers Squibb Co. ...........................      277,266
       1,900   Guidant Corp. ......................................      100,581
       3,120   Lilly (Eli) & Co. ..................................      278,850
       2,590   Medtronic, Inc. ....................................      140,669
       1,190   PE Corp. ...........................................      139,230
       5,985   Pharmacia Corp. ....................................      329,175
                                                                     -----------
                                                                       1,265,771
                                                                     -----------
              RETAIL

         970   Best Buy Co., Inc.* ................................       48,682
       3,470   Costco Wholesale Corp. .............................      127,089
       2,630   CVS Corp. ..........................................      139,226
       2,810   Gap, Inc. ..........................................       72,533
       4,035   Home Depot Inc. ....................................      173,505
                                                                     -----------
                                                                         561,035
                                                                     -----------

              SERVICES

       1,662   AT&T Corp. .........................................       38,538
       2,240   Cox Communications, Inc.* ..........................       98,700
       2,650   New York Times Co. (Class A) .......................       97,388
       3,887  Qwest Communications
                 International, Inc. ..............................      189,005
       3,780  Sprint Corp. ........................................       96,390
       3,030  Sprint Corp. PCS Group ..............................      115,519
       2,670  Time Warner, Inc. ...................................      202,680
       2,949  Viacom, Inc. (Class B) ..............................      167,724
       5,040  Williams Companies, Inc. ............................      210,735
                                                                     -----------
                                                                       1,216,679
                                                                     -----------
              TECHNOLOGY EQUIPMENT

       2,240   Applied Materials, Inc. ............................      119,000
       4,090   Automatic Data Processing, Inc. ....................      267,128
       6,050   Cisco Systems, Inc.* ...............................      325,944
       2,460   Computer Associates
                 International, Inc. ..............................       78,413
       4,440   Dell Computer Corp. ................................      130,980
       2,610   EMC Corp.* .........................................      232,453
       3,200   Intel Corp. ........................................      144,000
       2,680   International Business
                 Machines Corp. ...................................      263,980
       1,500   Kla Tencor Corp. ...................................       50,719
       5,390   Microsoft Corp. ....................................      371,236
       2,018   Nortel Networks Corp ...............................       91,819
       2,560   Sun Microsystems, Inc. .............................      283,840
       5,140   Texas Instruments, Inc. ............................      252,181
                                                                     -----------
                                                                       2,611,693
                                                                     -----------
              TELECOMMUNICATIONS

       7,800   Mcleod, Inc. .......................................      150,150
                                                                     -----------
              UTILITIES

       2,210   DQE, Inc. ..........................................       77,212
                                                                     -----------
              Total United States .................................    9,277,360
                                                                     -----------

TOTAL INVESTMENTS (identified cost $18,701,355) (a) ......  98.2%     17,308,417
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........   1.8         315,849
                                                           -----     -----------
NET ASSETS ............................................... 100.0%    $17,624,266
                                                           =====     ===========

----------
*     Non-income producing security

(a) The aggregate cost for federal income tax purposes is $18,701,355, the aggregate gross unrealized appreciation is $701,220, and the aggregate gross unrealized depreciation is $2,094,158, resulting in net unrealized depreciation of $1,392,938.

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2000

ASSETS:
      Investments in securities, at value
        (identified cost $18,701,355) .............................  $17,308,417
      Cash ........................................................      352,294
      Dividends receivable ........................................        9,979
                                                                     -----------
              Total Assets ........................................   17,670,690
                                                                     -----------

LIABILITIES:
      Payables for:
          Expense payment fee .....................................       44,832
          Administration fee ......................................        1,592
                                                                     -----------
              Total Liabilities ...................................       46,424
                                                                     -----------
NET ASSETS ........................................................  $17,624,266
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS

         For the period from July 7, 2000 (Commencement of Operations)
                               to October 31, 2000

NET INVESTMENT LOSS:
      Income:
          Dividends (net of foreign withholding tax of $9,896) ..   $    46,637
                                                                    -----------
      Expenses:
          Expense payment fee ...................................        47,286
          Administrative fee ....................................         1,947
                                                                    -----------
              Total Expenses ....................................        49,233
              Net Investment Loss ...............................        (2,596)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain on investments and foreign
        exchange transactions ...................................         8,157
      Net change in unrealized depreciation on investments and
        foreign currency translations ...........................    (1,393,017)
                                                                    -----------
        Net Realized and Unrealized Loss .......................    (1,384,860)
                                                                    ===========
      Net Decrease in Net Assets Resulting from Operations ......   $(1,387,456)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the
                                                                   period from
                                                                  July 7, 2000
                                                                (Commencement of
                                                                 Operations) to
                                                                October 31, 2000
                                                                ----------------

INCREASE IN NET ASSETS:

  Operations:
      Net investment loss ......................................   $     (2,596)
      Net realized gain on investments and foreign
        exchange transactions ..................................          8,157
      Net change in unrealized depreciation on investments and
          foreign currency translations ........................     (1,393,017)
                                                                   ------------
          Net decrease in net assets resulting from operations .     (1,387,456)
                                                                   ------------
  Capital Transactions:
      Proceeds from contributions ..............................     19,081,724
      Fair value of withdrawals ................................        (70,002)
                                                                   ------------
          Net increase in net assets resulting from
            capital transactions ...............................     19,011,722
                                                                   ------------
             Total increase in net assets ......................     17,624,266
NET ASSETS:
  Beginning of period ..........................................             --
                                                                   ============
  End of period ................................................   $ 17,624,266
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                                 For the period
                                                               from July 7, 2000
                                                                (Commencement of
                                                                 Operations) to
                                                                October 31, 2000
                                                               -----------------

Total Return ................................................         (7.91)%

Ratios/Supplemental Data:
      Net assets, end of period (000's omitted) .............    $   17,624

      Expenses paid by Portfolio ............................          0.90%(1)

      Ratio of net investment income to average net assets ..         (0.05)(1)

      Portfolio turnover rate ...............................             8%

----------
      (1)   Annualized.

      (2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

            Ratio of expenses to average net assets ...............     1.28%(1)

            Total Return ..........................................   (8.29)%

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH Global Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on July 7, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or

                           BBH GLOBAL EQUITY PORTFOLIO
      depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year ended, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group for which Signature Financial Group receives such compensation as is from time to time agreed upon. For the period ended October 31, 2000, the Portfolio incurred $1,947 for administrative services.

                           BBH GLOBAL EQUITY PORTFOLIO

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which the Custodian receives a fee calculated and paid monthly.

      Expense Payment Fee. Brown Brothers Harriman Trust Company, LLC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the period ended October 31, 2000, Brown Brothers Harriman Trust Company, LLC incurred $71,525 in expenses, including investment advisory fees of $36,166 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Company, LLC thereunder equals the aggregate amount of expenses paid by Brown Brothers Harriman Trust Company, LLC.

      3. Investment Transactions. For the year ended October 31, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $5,956,522 and $1,379,015, respectively. There were no purchases or sales of U.S. government obligations during the year.

[Letterhead of Deloitte & Touche]

                                                        Deloitte & Touche [Logo]

                          INDEPENDENT AUDITORS' REPORT

Board of Trustees and Investors
BBH Global Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Global Equity Portfolio as of October 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from July 7, 2000 (Commencement of Operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BBH Global Equity Portfolio at October 31, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 22, 2000